Shareholder Report, Holdings (Details)	Jun. 30, 2024	[1]
BRIDGE BUILDER CORE BOND FUND | Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	96.98%	[2]
BRIDGE BUILDER CORE BOND FUND | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%	[2]
BRIDGE BUILDER CORE BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.87%	[2]
BRIDGE BUILDER CORE BOND FUND | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.95%
BRIDGE BUILDER CORE BOND FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	28.75%
BRIDGE BUILDER CORE BOND FUND | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	23.42%
BRIDGE BUILDER CORE BOND FUND | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.59%
BRIDGE BUILDER CORE BOND FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
BRIDGE BUILDER CORE BOND FUND | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Novo Nordisk - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.31%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.79%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.53%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.08%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.21%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.87%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.46%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.97%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.41%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.28%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.67%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.56%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.04%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.29%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.61%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.05%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.01%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	18.95%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | CANADA
Holdings [Line Items]
Percent of Total Investments	3.13%
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
BRIDGE BUILDER CORE PLUS BOND FUND | Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	89.74%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.36%	[2]
BRIDGE BUILDER CORE PLUS BOND FUND | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.37%
BRIDGE BUILDER CORE PLUS BOND FUND | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	21.37%
BRIDGE BUILDER CORE PLUS BOND FUND | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	21.77%
BRIDGE BUILDER CORE PLUS BOND FUND | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
BRIDGE BUILDER CORE PLUS BOND FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	10.25%
BRIDGE BUILDER CORE PLUS BOND FUND | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER CORE PLUS BOND FUND | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
BRIDGE BUILDER CORE PLUS BOND FUND | Convertible Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%
BRIDGE BUILDER CORE PLUS BOND FUND | U.K. Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
BRIDGE BUILDER CORE PLUS BOND FUND | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
BRIDGE BUILDER CORE PLUS BOND FUND | Convertible Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
BRIDGE BUILDER CORE PLUS BOND FUND | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
BRIDGE BUILDER MUNICIPAL BOND FUND | Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	96.73%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%	[2]
BRIDGE BUILDER MUNICIPAL BOND FUND | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.65%
BRIDGE BUILDER MUNICIPAL BOND FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.29%
BRIDGE BUILDER MUNICIPAL BOND FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.98%
BRIDGE BUILDER MUNICIPAL BOND FUND | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.14%
BRIDGE BUILDER MUNICIPAL BOND FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	37.36%
BRIDGE BUILDER MUNICIPAL BOND FUND | TEXAS
Holdings [Line Items]
Percent of Total Investments	12.18%
BRIDGE BUILDER MUNICIPAL BOND FUND | NEW YORK
Holdings [Line Items]
Percent of Total Investments	11.88%
BRIDGE BUILDER MUNICIPAL BOND FUND | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	8.05%
BRIDGE BUILDER MUNICIPAL BOND FUND | NEW JERSEY
Holdings [Line Items]
Percent of Total Investments	5.02%
BRIDGE BUILDER MUNICIPAL BOND FUND | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.94%
BRIDGE BUILDER MUNICIPAL BOND FUND | GABON
Holdings [Line Items]
Percent of Total Investments	3.60%
BRIDGE BUILDER MUNICIPAL BOND FUND | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.58%
BRIDGE BUILDER MUNICIPAL BOND FUND | MICHIGAN
Holdings [Line Items]
Percent of Total Investments	3.18%
BRIDGE BUILDER MUNICIPAL BOND FUND | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	3.07%
BRIDGE BUILDER MUNICIPAL BOND FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.77%
BRIDGE BUILDER MUNICIPAL BOND FUND | General Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	28.13%
BRIDGE BUILDER MUNICIPAL BOND FUND | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	21.64%
BRIDGE BUILDER MUNICIPAL BOND FUND | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	6.48%
BRIDGE BUILDER MUNICIPAL BOND FUND | Education [Member]
Holdings [Line Items]
Percent of Total Investments	6.06%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	70.91%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	20.99%	[2]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.67%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.58%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.95%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	9.03%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	40.35%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.92%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | NEW YORK
Holdings [Line Items]
Percent of Total Investments	6.73%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	5.80%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | FLORIDA
Holdings [Line Items]
Percent of Total Investments	5.32%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	4.41%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	8.81%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | COLORADO
Holdings [Line Items]
Percent of Total Investments	4.64%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | OHIO
Holdings [Line Items]
Percent of Total Investments	4.36%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | JERSEY
Holdings [Line Items]
Percent of Total Investments	3.63%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.39%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | General Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	40.71%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	7.49%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	7.57%
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.64%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BRIDGE BUILDER LARGE CAP GROWTH FUND | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
BRIDGE BUILDER LARGE CAP GROWTH FUND | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.91%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.25%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.11%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.47%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.16%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.36%
BRIDGE BUILDER LARGE CAP GROWTH FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%	[4]
BRIDGE BUILDER LARGE CAP GROWTH FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
BRIDGE BUILDER LARGE CAP VALUE FUND | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
BRIDGE BUILDER LARGE CAP VALUE FUND | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
BRIDGE BUILDER LARGE CAP VALUE FUND | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
BRIDGE BUILDER LARGE CAP VALUE FUND | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
BRIDGE BUILDER LARGE CAP VALUE FUND | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
BRIDGE BUILDER LARGE CAP VALUE FUND | Medtronic Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
BRIDGE BUILDER LARGE CAP VALUE FUND | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
BRIDGE BUILDER LARGE CAP VALUE FUND | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER LARGE CAP VALUE FUND | Comcast Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BRIDGE BUILDER LARGE CAP VALUE FUND | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
BRIDGE BUILDER LARGE CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.08%
BRIDGE BUILDER LARGE CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.75%
BRIDGE BUILDER LARGE CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.44%
BRIDGE BUILDER LARGE CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.09%
BRIDGE BUILDER LARGE CAP VALUE FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.19%
BRIDGE BUILDER LARGE CAP VALUE FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
BRIDGE BUILDER LARGE CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.83%
BRIDGE BUILDER LARGE CAP VALUE FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
BRIDGE BUILDER LARGE CAP VALUE FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%
BRIDGE BUILDER LARGE CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.84%
BRIDGE BUILDER LARGE CAP VALUE FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.61%
BRIDGE BUILDER LARGE CAP VALUE FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.87%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.67%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.53%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.77%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.36%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.57%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Tradeweb Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | West Pharmaceutical Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Fortive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Xylem, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Argenx SE - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Ryan Specialty Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.86%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.76%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.38%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.84%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.76%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Ameriprise Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | AutoZone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.64%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Cencora, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | nVent Electric Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.24%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.26%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.51%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.39%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.58%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.69%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.56%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.28%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.16%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
BRIDGE BUILDER SMALL/MID CAP VALUE FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Carlisle Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Tetra Tech, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Church & Dwight Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | RBC Bearings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | CBRE Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.31%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.08%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.44%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.99%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.19%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.04%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Novo Nordisk - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Shell Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | BP Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.71%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.12%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.18%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.56%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.28%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.73%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.91%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.54%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.09%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.92%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	19.63%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.04%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.35%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.52%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.21%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.84%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.78%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | ITALY
Holdings [Line Items]
Percent of Total Investments	3.28%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.83%
BRIDGE BUILDER INTERNATIONAL EQUITY FUND | Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.93%

[1]	Amounts presented do not include derivative positions.
[2]	The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Securities that are unrated are listed as such. If a security had multiple ratings that were not identical, the highest rating was used.
[3]	A zero balance.
[4]	Amount less than 0.05%.